Acquisition under common control	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition under common control

Note 11.       Acquisition under common control

Acquisition of WISeCoin France R&D Lab SAS

On March 15, 2020, the Group acquired WISeCoin France R&D Lab SAS, a private French company which was spun off from the Group in 2019. The primary activity of WISeCoin France R&D Lab SAS is to carry out research and development on hardware and software components of semiconductors and integrated circuits with a focus on authentication and security solutions.

At the acquisition date, WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS were both businesses controlled by WISeKey International Holding AG. Therefore, in line with ASC 805-50, the transfer of ownership to WISeKey Semiconductors SAS was assessed as a common control transaction and WISeKey Semiconductors SAS initially measured the recognized assets and liabilities transferred at their carrying amounts in the account of WISeKey International Holding AG. The amount of consideration paid in excess of the carrying amount of the assets and liabilities transferred was recognized as an equity transaction (deemed dividend).

In application of ASC 805-50-45, the assets, liabilities and results of WISeCoin France R&D Lab SAS have been consolidated in the Group’s financial statements as of the beginning of the period, i.e., from January 1, 2020.

The major classes of assets and liabilities acquired by the Group at carrying amounts on the date of acquisition and as of January 1, 2020 are as follows:

	As at March 15,	As at January 1,
USD'000	2020	2020
ASSETS
Current assets
Cash and cash equivalents	215	312
Accounts receivable from related parties	923	1,473
Prepaid expenses	18	4
Other current assets	34	100
Total current assets	1,190	1,889

Noncurrent assets
Deferred tax credits	699	552
Total noncurrent assets	699	552
TOTAL ASSETS	1,889	2,441

LIABILITIES
Current Liabilities
Accounts payable	361	803
Accounts payable to related parties	3,780	3,895
Other current liabilities	229	244
Total current liabilities	4,370	4,942

Noncurrent liabilities
Employee benefit plan obligation	352	361
Total noncurrent liabilities	352	361
TOTAL LIABILITIES	4,722	5,303

TOTAL NET ASSETS	(2,833)	(2,862)

The consideration for the acquisition was USD 1.10, hence a deemed dividend at the date of acquisition and as of January 1, 2020 in an amount of:

	USD	USD
Total consideration paid	1.10	1.10
Net assets acquired	(2,832,894.83)	(2,861,632.76)
Deemed dividend at acquisition	2,832,895.93	2,861,633.86

For the period started on the date of acquisition of March 15, 2020 until the end of the reporting period on December 31, 2020, the revenue of WISeCoin France R&D Lab SAS recorded in the consolidated income statement was USD nil because WISeCoin France R&D Lab SAS generates revenue exclusively from transactions with WISeKey Semiconductors SAS.

For the period started on the date of acquisition of March 15, 2020 until the end of the reporting period on December 31, 2020, WISeCoin France R&D Lab SAS’ net income was USD 40,730.

Dissolution of WISeCoin France R&D Lab SAS

On January 1, 2021, WISeCoin France R&D Lab SAS’ assets and liabilities were transferred to WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS was dissolved. As a fully owned subsidiary, the net assets of WISeCoin France R&D Lab SAS in the Semiconductors Group as at January 1, 2021 were transferred at carrying value to WISeKey Semiconductors SAS.